Lease Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease, payments	$ 98,318	$ 89,251	$ 90,848
Non-cash transactions to recognize operating assets and liabilities for new leases	194,863	101,971	79,357
Operating lease right of use assets	527,075,000	425,884,000
Operating lease liability	538,969,000	430,490,000
Operating lease, expense	107,678,000	$ 94,296,000
Operating lease, expense			$ 90,134,000
Gain related to sale and lease back of buildings	$ 18,950,000